Summary of Significant Accounting Policies (Policies) - EBP Zoetis Savings Plan	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting The accompanying financial statements have been prepared on the accrual basis of accounting in accordance with U.S. generally accepted accounting principles (U.S. GAAP).
Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires Plan management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, the reported amounts of increases and decreases to net assets during the reporting period, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Investment Valuation, Investment Transactions, Net Appreciation in Investments
Investment Valuation
The Plan’s investments are stated at fair value. Units of the Zoetis Stock Fund are valued based on the combined quoted market prices of the underlying shares of Zoetis common stock and a cash equivalent component. Shares of registered investment companies and common/collective trust funds are valued at quoted or published market prices which represent the net asset value of shares held by the Plan at year-end. Self-directed brokerage accounts consist primarily of money market funds, common stocks and mutual funds, which are valued at quoted or published market prices, and are considered one general type of investment. See Note 4. Fair Value Measurements for additional information regarding the fair value of the Plan’s investments. There have been no changes in the valuation methodologies used at December 31, 2025 and 2024.
Investment Transactions
Purchases and sales of securities are reflected on a trade-date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned.
Net Appreciation in Investments
The Plan presents, in the statements of changes in net assets available for benefits, the net appreciation in the value of its investments which consists of the realized gains and losses and the unrealized gains and losses on those investments. Realized gains and losses on sales of investments represent the difference between the net proceeds and the cost of the investments (average cost if less than the entire investment is sold). Unrealized gains and losses on investments represent the change in the difference between the cost of the investments and their fair value at the end of the year.

Notes Receivable from Participants
Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance, plus any accrued interest. Delinquent notes receivable are classified as distributions based on the terms of the Plan document.

Risks and Uncertainties
Risks and Uncertainties
Investment securities, including Zoetis common stock, are exposed to various risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in their fair values could occur in the near term and that such changes could materially affect participants' account balances and the amounts reported in the statements of net assets available for benefits.

Benefit Payments	Benefit Payments Benefits are recorded when paid.